UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  February 7, 2005

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$2,855,686,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    60298   211385 SH       SOLE                   211185
Altera Corporation             COM              021441100    91167  4404180 SH       SOLE                  4402580
Apache                         COM              037411105    32066   634100 SH       SOLE                   634100
Baker Hughes Inc.              COM              057224107   101057  2368342 SH       SOLE                  2367342
Berkley W R Corp.              COM              084423102     1613    34200 SH       SOLE                    34200
Burlington Resources           COM              122014103    20119   462500 SH       SOLE                   462500
Cabela's Inc - Cl A            COM              126804301     6376   280400 SH       SOLE                   280400
Carmax Inc.                    COM              143130102    29387   946453 SH       SOLE                   945753
Cimarex Energy Co.             COM              171798101    51642  1362587 SH       SOLE                  1361987
Citigroup Inc.                 COM              172967101    76511  1588014 SH       SOLE                  1587314
Comcast Corp.                  COM              20030N101     4128   124028 SH       SOLE                   124028
Comcast Corp. Cl A Special     COM              20030N200   157422  4793605 SH       SOLE                  4792005
Dell Inc.                      COM              24702R101   128293  3044450 SH       SOLE                  3043550
Equity Residential             COM              29476L107   107779  2978975 SH       SOLE                  2977775
Family Dollar Stores Inc.      COM              307000109    24717   791453 SH       SOLE                   791453
Federal National Mortgage      COM              313586109      258     3628 SH       SOLE                     3628
Fidelity National Financial In COM              316326107    17838   390574 SH       SOLE                   390574
Helmerich & Payne Inc.         COM              423452101    11931   350505 SH       SOLE                   350505
Kerr McGee                     COM              492386107    29134   504131 SH       SOLE                   504131
L-3 Communications Holdings In COM              502424104   103004  1406390 SH       SOLE                  1405790
Liberty Media Corporation New  COM              530718105   146386 13332023 SH       SOLE                 13327223
Liberty Media International    COM              530719103   128185  2772768 SH       SOLE                  2771568
Marketaxess Holdings Inc       COM              57060D108      255    15000 SH       SOLE                    15000
Microsoft Corp.                COM              594918104   121738  4556049 SH       SOLE                  4554649
Millipore Corp.                COM              601073109     7347   147500 SH       SOLE                   147500
Montpelier Re Holdings Ltd.    COM              G62185106      961    25000 SH       SOLE                    25000
Nabors Industries Ltd.         COM              G6359F103      236     4600 SH       SOLE                     4600
National Grid Transco PLC (ADR COM              636274102    40055   834650 SH       SOLE                   834650
National Instruments Corp.     COM              636518102    85226  3127549 SH       SOLE                  3126049
Newfield Exploration Co.       COM              651290108   116933  1980240 SH       SOLE                  1979440
Noble Energy Inc.              COM              655044105   116764  1893679 SH       SOLE                  1892879
Praxair, Inc.                  COM              74005P104    32384   733500 SH       SOLE                   733500
Progressive Corp.              COM              743315103    77592   914566 SH       SOLE                   914266
Rogers Wireless Communications COM              775315104    36950   810301 SH       SOLE                   810301
Sanofi-Aventis (ADR)           COM              80105N105    98493  2459255 SH       SOLE                  2458555
Schlumberger                   COM              806857108     5416    80900 SH       SOLE                    80900
Scottish Re Group Ltd.         COM              G7885T104    13727   529985 SH       SOLE                   528985
St. Paul Travelers             COM              792860108    84462  2278447 SH       SOLE                  2278047
State Street Corp              COM              857477103      200     4075 SH       SOLE                     4075
Synopsys Inc.                  COM              871607107     1766    90345 SH       SOLE                    90345
Talk America Holdings, Inc.    COM              87426R202       99    15000 SH       SOLE                    15000
Teradyne Inc.                  COM              880770102     5662   331715 SH       SOLE                   331715
Texas Instruments              COM              882508104     4384   178070 SH       SOLE                   178070
UnitedGlobalCom                COM              913247508    14794  1531500 SH       SOLE                  1531500
UnitedHealth Group Inc.        COM              91324P102   192150  2182776 SH       SOLE                  2182176
Vodafone Group PLC (ADR)       COM              92857W100    63447  2317292 SH       SOLE                  2315792
Wachovia Corp.                 COM              929903102   127060  2415588 SH       SOLE                  2414688
Waste Management Inc.          COM              94106L109   140703  4699497 SH       SOLE                  4698297
White Mountains Insurance Grou COM              964126106     6198     9595 SH       SOLE                     9595
Willis Group Holdings Ltd.     COM              G96655108   131372  3190971 SH       SOLE                  3189771